Debt - other revolving credit facilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	€ 594	€ 555
Other revolving lines of credit [Domain]
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	200
Draw down of line of credit	€ 1,500